OTHER PAYABLES (Tables)	6 Months Ended
Dec. 31, 2024
OTHER PAYABLES
Schedule of other payables third parties

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
Third Parties	RMB	(Unaudited)	(Unaudited)
Professional service fees	¥1,610,455	¥416,814	$57,103
Distributors and employees	586,929	599,992	82,199
Accrued expenses	229,385	213,718	29,279
Others	342,916	328,847	45,052
Total	¥2,769,685	¥1,559,371	$213,633

Schedule Of other payables related party

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
Related Parties	RMB	(Unaudited)	(Unaudited)
Expenses paid by the major shareholders	¥1,453,910	¥1,240,156	$169,901
Due to family members of the owners of BHD and FGS	845,159	547,159	74,960
Total	¥2,299,069	¥1,787,315	$244,861